Apr. 28, 2017

THE CHARLES SCHWAB FAMILY OF FUNDS

Supplement dated September 28, 2017 to the

Schwab Money Funds Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Money Funds – Sweep Investments Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Municipal Money Funds Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Municipal Money Funds – Sweep Investments Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Advisor Cash Reserves Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Variable Share Price Money Fund Prospectus dated April 28, 2017

This supplement provides new and additional information beyond that contained in each Prospectus and should be read in conjunction with each Prospectus.

SCHWAB MONEY FUNDS

1.     Name Change for Certain Share Classes of Certain Funds

Effective October 3, 2017, the following fund share classes will change their name:

OLD NAME	NEW NAME

Schwab Government Money Fund – Purchased Shares	Schwab Government Money Fund – Investor Shares

Schwab Treasury Obligations Money Fund – Value Advantage Shares	Schwab Treasury Obligations Money Fund – Investor Shares

5.     Reduction/Implementation of Operating Expenses Limit

SCHWAB INVESTOR MONEY FUND

Effective October 3, 2017, Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and its affiliates have agreed to limit the total annual fund operating expenses as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expense Limit as of October 3, 2017

0.65%	N/A	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.20

Total annual fund operating expenses	0.55
Less expense reduction	(0.20)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.49%	0.49%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.21

Total annual fund operating expenses	0.56
Less expense reduction	(0.21)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB VALUE ADVANTAGE MONEY FUND – INVESTOR SHARES, SELECT SHARES, PREMIER SHARES AND ULTRA SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares, Select Shares, Premier Shares and Ultra Shares will be reduced as follows:

	Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
Investor Shares	0.45%	0.45%	0.35%
Select Shares	0.35%	0.35%	0.19%
Premier Shares	0.24%	0.24%	0.19%
Ultra Shares	0.21%	0.21%	0.19%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares, Select Shares, Premier Shares or Ultra Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Select Shares	Premier Shares	Ultra Shares
	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32	0.32	0.32	0.32
Distribution (12b-1) fees	None	None	None	None
Other expenses*	0.16	0.01	0.01	0.01

Total annual fund operating expenses	0.48	0.33	0.33	0.33
Less expense reduction	(0.13)	(0.14)	(0.14)	(0.14)

Total annual fund operating expenses after expense reduction**	0.35	0.19	0.19	0.19
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.35% for Investor Shares and 0.19% for Select Shares, Premier Shares and Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in each share class with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a share class for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$36	$113	$197	$443
Select Shares	$19	$ 61	$107	$243
Premier Shares	$19	$ 61	$107	$243
Ultra Shares	$19	$ 61	$107	$243

SCHWAB GOVERNMENT MONEY FUND – INVESTOR SHARES

    (FORMERLY, PURCHASED SHARES)

Effective October 3, 2017, the investment adviser and its affiliates have agreed to limit the total annual fund operating expenses of the fund’s Investor Shares as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.55%	N/A	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses*	0.15

Total annual fund operating expenses	0.45
Less expense reduction	(0.10)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Investor Shares’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB TREASURY OBLIGATIONS MONEY FUND – INVESTOR SHARES

    (FORMERLY, VALUE ADVANTAGE SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.45%	0.45%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.34
Distribution (12b-1) fees	None
Other expenses*	0.17

Total annual fund operating expenses	0.51
Less expense reduction	(0.16)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Investor Shares’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB RETIREMENT GOVERNMENT MONEY FUND

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.20%	0.20%	0.19%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 19 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.08

Total annual fund operating expenses	0.43
Less expense reduction	(0.24)

Total annual fund operating expenses after expense reduction**	0.19
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

SCHWAB MONEY FUNDS – SWEEP INVESTMENTS

2.     Reduction/Implementation of Operating Expenses Limits

SCHWAB CASH RESERVES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.66%	0.66%	0.61%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.29
Distribution (12b-1) fees	None
Other expenses*	0.31

Total annual fund operating expenses**	0.60
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.61% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

SCHWAB MONEY MARKET FUND

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.71%	0.71%	0.66%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses*	0.31

Total annual fund operating expenses**	0.63
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.66% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

SCHWAB GOVERNMENT MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.71%	0.75%	0.70%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses*	0.31

Total annual fund operating expenses**	0.61
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.70% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

SCHWAB TREASURY OBLIGATIONS MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.65%	0.65%	0.60%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 12 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.34
Distribution (12b-1) fees	None
Other expenses*	0.33

Total annual fund operating expenses	0.67
Less expense reduction	(0.07)

Total annual fund operating expenses after expense reduction**	0.60
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.60% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

SCHWAB U.S. TREASURY MONEY FUND

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.60%	0.60%	0.55%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 15 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31
Distribution (12b-1) fees	None
Other expenses*	0.31

Total annual fund operating expenses	0.62
Less expense reduction	(0.07)

Total annual fund operating expenses after expense reduction**	0.55
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.55% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

SCHWAB MUNICIPAL MONEY FUNDS

1.     Name Change for Certain Share Classes of Certain Funds

Effective October 3, 2017, the following share class will change their name:

OLD NAME	NEW NAME
Schwab AMT-Tax Free Money Fund – Value Advantage Shares	Schwab AMT-Tax Free Money Fund – Investor Shares
Schwab Municipal Money Fund – Value Advantage Shares	Schwab Municipal Money Fund – Investor Shares
Schwab Municipal Money Fund – Premier Shares	Schwab Municipal Money Fund – Ultra Shares
Schwab California Municipal Money Fund – Value Advantage Shares	Schwab California Municipal Money Fund – Investor Shares
Schwab New York Municipal Money Fund – Value Advantage Shares	Schwab New York Municipal Money Fund – Investor Shares

5.     Reduction/Implementation of Operating Expenses Limits

SCHWAB AMT TAX-FREE MONEY FUND – INVESTOR SHARES

    (FORMERLY, VALUE ADVANTAGE SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.45%	0.45%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.33
Distribution (12b-1) fees	None
Other expenses*	0.17

Total annual fund operating expenses	0.50
Less expense reduction	(0.15)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Investor Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB MUNICIPAL MONEY FUND – INVESTOR SHARES (FORMERLY, VALUE ADVANTAGE SHARES), SELECT SHARES AND ULTRA SHARES (FORMERLY, PREMIER SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares, Select Shares and Ultra Shares will be reduced as follows:

	Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
Investor Shares	0.45%	0.45%	0.35%
Select Shares	0.35%	0.35%	0.19%
Ultra Shares	0.24%	0.24%	0.19%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares, Select Shares and Ultra Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Select Shares	Ultra Shares
	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32	0.32	0.32
Distribution (12b-1) fees	None	None	None
Other expenses*	0.16	0.01	0.01

Total annual fund operating expenses	0.48	0.33	0.33
Less expense reduction	(0.13)	(0.14)	(0.14)

Total annual fund operating expenses after expense reduction**	0.35	0.19	0.19
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.35% for Investor Shares and 0.19% for Select Shares and Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in each share class with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a share class for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$36	$113	$197	$443
Select Shares	$19	$61	$107	$243
Ultra Shares	$19	$61	$107	$243

SCHWAB CALIFORNIA MUNCIPAL MONEY FUND – INVESTOR SHARES

    (FORMERLY, VALUE ADVANTAGE SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.45%	0.45%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses*	0.16

Total annual fund operating expenses	0.48
Less expense reduction	(0.13)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Investor Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB NEW YORK MUNCIPAL MONEY FUND – INVESTOR SHARES

    (FORMERLY, VALUE ADVANTAGE SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.45%	0.45%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.34
Distribution (12b-1) fees	None
Other expenses*	0.17

Total annual fund operating expenses	0.51
Less expense reduction	(0.16)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Investor Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB MUNICIPAL MONEY FUNDS – SWEEP INVESTMENTS

2.     Reduction/Implementation of Operating Expenses Limits

SCHWAB AMT TAX-FREE MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.62%	0.62%	0.57%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.33
Distribution (12b-1) fees	None
Other expenses*	0.27

Total annual fund operating expenses	0.60
Less expense reduction	(0.03)

Total annual fund operating expenses after expense reduction**	0.57
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.57% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714

SCHWAB MUNICIPAL MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.62%	0.62%	0.57%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses*	0.26

Total annual fund operating expenses	0.58
Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction**	0.57
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.57% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.60%	0.60%	0.55%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses*	0.26

Total annual fund operating expenses	0.58
Less expense reduction	(0.03)

Total annual fund operating expenses after expense reduction**	0.55
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.55% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

SCHWAB NEW YORK MUNICIPAL MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.65%	0.65%	0.60%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 21 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.34
Distribution (12b-1) fees	None
Other expenses*	0.27

Total annual fund operating expenses	0.61
Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction**	0.60
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.60% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

SCHWAB ADVISOR CASH RESERVES

2.     Reduction/Implementation of Operating Expenses Limits

SCHWAB ADVISOR CASH RESERVES – SWEEP SHARES AND PREMIER SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares and Premier Sweep Shares will be reduced as follows:

	Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

Sweep Shares	0.66%	0.66%	0.61%
Premier Sweep Shares	0.59%	0.59%	0.54%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares and Premier Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Sweep Shares	Premier Sweep Shares
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31	0.31
Distribution (12b-1) fees	None	None
Other expenses*	0.31	0.31

Total annual fund operating expenses	0.62	0.62
Less expense reduction	(0.01)	(0.08)

Total annual fund operating expenses after expense reduction**	0.61	0.54
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares and Premier Sweep Shares to 0.61% and 0.54% respectively, for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares and Premier Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable share class for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that each share class’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 Year	3 Years	5 Years	10 Years
Sweep Shares	$61	$195	$340	$762
Premier Sweep Shares	$55	$173	$302	$677

SCHWAB VARIABLE SHARE PRICE MONEY FUND

1.     Discontinuation of Premier Shares and Select Shares (currently not offered for sale)

Effective October 3, 2017, the Schwab Variable Share Price Money Fund’s Premier Shares and Select Shares are terminated. Accordingly, all references to the Premier Shares and Select Shares will be deleted from the prospectus.

5.     Reduction/Implementation of Operating Expenses Limit

SCHWAB VARIABLE SHARE PRICE MONEY FUND – ULTRA SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Ultra Shares will be reduced as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.21%	0.21%	0.19%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Ultra Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.07

Total annual fund operating expenses	0.42
Less expense reduction	(0.23)

Total annual fund operating expenses after expense reduction**	0.19
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Ultra Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ultra Shares for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that Ultra Shares’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

SCHWAB VARIABLE SHARE PRICE MONEY FUND – INVESTOR SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.45%	0.45%	0.35%

Accordingly, the “Fund fees and expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.22

Total annual fund operating expenses	0.57
Less expense reduction	(0.22)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses are based on restated estimated amounts for the current fiscal year, as the Investor Shares of the fund had not commenced operations as of the date of this prospectus.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Shares for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Investor Shares’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443